Significant events - Issuance of subordinated liabilities (Details) $ in Millions, $ in Millions		12 Months Ended
	Dec. 29, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of subordinated liabilities		$ 10,297
Subordinated Additional Tier 1 Capital Notes
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of subordinated liabilities	$ 500